Derivative Financial Instruments - Disclosure of Instruments (Details) € in Millions	Jun. 30, 2021 EUR (€)
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 3,121
Nominal value of interest rate swaps hedge fixed-rate bonds	5,845
Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,521
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600
Nominal value of interest rate swaps hedge fixed-rate bonds
Notional amount | 2021
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,642
Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	57
Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Notional amount | 2025 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	422
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	17
Nominal value of interest rate swaps hedge fixed-rate bonds	(15)
Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	14
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3
Nominal value of interest rate swaps hedge fixed-rate bonds
Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1
Nominal value of interest rate swaps hedge fixed-rate bonds
pay capitalized Eonia / receive 0.06%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.06%
pay capitalized Eonia / receive 0.06% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 2,000
pay capitalized Eonia / receive 0.06% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,000
pay capitalized Eonia / receive 0.06% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Notional amount | 2021
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,000
pay capitalized Eonia / receive 0.06% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Notional amount | 2025 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	16
pay capitalized Eonia / receive 0.06% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	16
pay capitalized Eonia / receive 0.06% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Eonia / receive 0.06% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay -0.57% / receive capitalized Eonia
Disclosure of detailed information about financial instruments [line items]
Interest rate	(0.57%)
pay -0.57% / receive capitalized Eonia | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 600
pay -0.57% / receive capitalized Eonia | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600
pay -0.57% / receive capitalized Eonia | Notional amount | 2021
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600
pay -0.57% / receive capitalized Eonia | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Notional amount | 2025 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3
pay -0.57% / receive capitalized Eonia | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay -0.57% / receive capitalized Eonia | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3
pay -0.57% / receive capitalized Eonia | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 1
pay capitalized SOFR USD / receive 1.03%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.03%
pay capitalized SOFR USD / receive 1.03% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 422
pay capitalized SOFR USD / receive 1.03% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	422
pay capitalized SOFR USD / receive 1.03% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2021
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2025 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	422
pay capitalized SOFR USD / receive 1.03% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1
pay capitalized SOFR USD / receive 1.03% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1
pay capitalized SOFR USD / receive 1.03% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
receive capitalized Eonia / pay 1.48%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.48%
receive capitalized Eonia / pay 1.48% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 99
Nominal value of interest rate swaps hedge fixed-rate bonds	99
receive capitalized Eonia / pay 1.48% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	99
receive capitalized Eonia / pay 1.48% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
receive capitalized Eonia / pay 1.48% | Notional amount | 2021
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
receive capitalized Eonia / pay 1.48% | Notional amount | 2022
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	42
receive capitalized Eonia / pay 1.48% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	57
receive capitalized Eonia / pay 1.48% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
receive capitalized Eonia / pay 1.48% | Notional amount | 2025 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
receive capitalized Eonia / pay 1.48% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(3)
receive capitalized Eonia / pay 1.48% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(3)
receive capitalized Eonia / pay 1.48% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
receive capitalized Eonia / pay 1.48% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0